INCOME TAXES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Income Tax Disclosure [Abstract]
Loss before income taxes arising in UK	$ (11,716,916)	$ (5,030,204)
Loss before income taxes arising in U.S.	(2,520,145)	(1,564,224)
Total loss before income tax benefit	$ (14,237,061)	$ (6,594,428)